Share based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of share-based payment arrangement activity
The following table summarizes activities of the Company's RSUs for the six months ended June 30, 2026:

	Number of RSUs	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
Outstanding at January 1, 2026	2,909,230	0.38	2.02
Forfeited	(29,432)	—	2.02
Outstanding at June 30, 2026	2,879,798	0.38	2.02	8.59	3,755
Exercisable as of June 30, 2026	2,788,803	0.43	1.84	8.50	3,580
The following table summarizes activities of the options for the six months ended June 30, 2026:

	Number of options	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
Outstanding at January 1, 2026	22,631,543	4.77	2.32
Granted	770,000	0.05	0.98
Forfeited	(1,733,031)	0.27	1.52
Exercised	(370,424)	0.50	1.60
Outstanding at June 30, 2026	21,298,088	5.04	2.35	6.99	50,068
Exercisable as of June 30, 2026	16,828,518	7.49	2.38	6.23	40,123

Schedule of fair value of options granted that are estimated using the binomial model
The fair value of the options granted for the six months ended June 30, 2026 are estimated using the binomial model with the following assumptions used:

Six Months Ended June 30, 2026
Risk-free rate of return (1)	4.61%
Volatility (2)	46.33%
Expected dividend yield (3)	0.0%
Fair value of underlying ordinary share (4)	US$1.03
Expected terms (5)	10 years

(1) The risk-free interest rate was estimated based on the yield to maturity of U.S. Treasury bonds for a term consistent with the expected term of the Company’s options in effect at the valuation date.

(2) Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.

(3) Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.

(4) The fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.

(5) Expected term is the contract life of the option awards.

Schedule of compensation expense recognized for RSUs
Compensation expenses recognized for RSUs, PSUs and options for the six months ended June 30, 2025 and 2026 were allocated as follows.

	Six Months Ended June 30,
	2025	2026
Research and development expenses	1,141	144
Selling, general and administrative expenses	5,363	1,323
Total	6,504	1,467